Short-Term and Long-Term Borrowings (Details) - Schedule of Long-Term Borrowings - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Maturities of Long-Term Debt [Abstract]
Long-term bank loans	$ 1,644,737
Total	$ 1,644,737